FT Vest U.S. Equity Deep Buffer ETF - July Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest U.S. Equity Deep Buffer ETF - July | FT Vest U.S. Equity Deep Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	15.21%	17.98%	(8.41%)	6.23%